DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 99.2%
Australia - 6.8%
Afterpay Ltd.*	498	$38,436
APA Group(a)	2,752	18,596
Aristocrat Leisure Ltd.	1,378	43,099
ASX Ltd.	427	27,379
Aurizon Holdings Ltd.	4,184	9,998
AusNet Services Ltd.	4,727	8,513
Australia & New Zealand Banking Group Ltd.	6,548	123,964
BlueScope Steel Ltd.	1,061	14,873
Brambles Ltd.	3,342	23,720
Cochlear Ltd.	148	22,856
Coles Group Ltd.	3,157	40,337
Commonwealth Bank of Australia	4,089	270,157
Computershare Ltd.	1,110	15,025
Dexus REIT	2,491	19,729
Evolution Mining Ltd.	4,167	11,907
Fortescue Metals Group Ltd.	3,903	47,074
Goodman Group REIT	3,785	66,262
GPT Group REIT	4,591	17,155
Insurance Australia Group Ltd.	5,491	17,248
Lendlease Corp. Ltd.(a)	1,538	11,647
Macquarie Group Ltd.	815	113,691
Mirvac Group REIT	8,985	18,220
Newcrest Mining Ltd.	1,852	31,017
Northern Star Resources Ltd.	2,801	18,748
Orica Ltd.	856	8,594
QBE Insurance Group Ltd.	3,370	27,766
Ramsay Health Care Ltd.	453	21,463
REA Group Ltd.	134	15,429
SEEK Ltd.	745	18,383
Sonic Healthcare Ltd.	1,080	32,699
Stockland REIT	5,406	16,751
Sydney Airport*(a)	3,231	19,015
Telstra Corp. Ltd.	9,582	27,652
Transurban Group(a)	7,112	68,884
Vicinity Centres REIT	8,251	9,916
Woodside Petroleum Ltd.	2,195	33,353

(Cost $1,191,095)		1,329,556

Austria - 0.3%
Erste Group Bank AG	803	34,862
OMV AG	337	17,817
voestalpine AG	246	8,273

(Cost $47,248)		60,952

Belgium - 0.6%
Etablissements Franz Colruyt NV	139	6,468
KBC Group NV	575	47,907
Solvay SA	158	17,593
UCB SA	285	30,841
Umicore SA	444	21,495

(Cost $115,331)		124,304

Chile - 0.1%
Antofagasta PLC
(Cost $20,292)	910	16,614

Denmark - 4.0%
Ambu A/S, Class B	382	10,742
Chr Hansen Holding A/S	235	17,353
Coloplast A/S, Class B	273	44,335
Demant A/S*	277	13,152
Genmab A/S*	150	57,620
GN Store Nord AS	291	16,604
Novo Nordisk A/S, Class B	3,868	412,550
Novozymes A/S, Class B	484	36,415
Orsted AS, 144A	433	55,364
Pandora A/S	232	28,582
Tryg A/S	751	18,067
Vestas Wind Systems A/S	2,322	77,316

(Cost $518,185)		788,100

Finland - 1.3%
Elisa OYJ	320	19,076
Kesko OYJ, Class B	635	19,827
Neste OYJ	975	45,841
Nordea Bank Abp	7,477	88,260
Orion OYJ, Class B	283	11,560
Stora Enso OYJ, Class R	1,304	21,980
UPM-Kymmene OYJ	1,224	44,156
Wartsila OYJ Abp	1,020	14,105

(Cost $246,508)		264,805

France - 10.5%
Accor SA*	399	11,753
Air Liquide SA	1,092	179,235
Alstom SA	731	25,902
Amundi SA, 144A	148	12,236
AXA SA	4,437	121,611
BNP Paribas SA	2,597	161,009
Bouygues SA	510	17,193
Bureau Veritas SA	660	20,771
Carrefour SA	1,419	23,351
Cie Generale des Etablissements Michelin SCA	383	56,259
CNP Assurances	411	9,979
Covivio REIT	124	10,220
Danone SA	1,512	88,482
Eiffage SA	208	19,250
EssilorLuxottica SA	663	132,105
Eurazeo SE	84	6,841
Gecina SA REIT	97	13,036
Kering SA	174	133,455
Klepierre SA REIT*	461	9,696
L’Oreal SA	580	259,507
Orange SA(b)	4,635	49,615
Publicis Groupe SA	513	32,995
Schneider Electric SE	1,246	219,098

SEB SA	58	8,546
Societe Generale SA	1,861	57,700
Teleperformance	137	55,931
TotalEnergies SE	5,783	264,345
Unibail-Rodamco-Westfield REIT*	292	19,129
Valeo	561	16,128
Vivendi SE	1,792	22,692
Wendel SE	63	7,169

(Cost $1,863,384)		2,065,239

Germany - 7.9%
adidas AG	440	126,565
Allianz SE	952	206,213
BASF SE	2,114	137,727
Bayerische Motoren Werke AG	776	74,227
Beiersdorf AG	252	25,024
Brenntag SE	348	29,652
Commerzbank AG*	2,410	16,914
Delivery Hero SE, 144A*(b)	377	49,946
Deutsche Boerse AG	440	68,644
Deutsche Post AG	2,274	133,535
HeidelbergCement AG	339	22,567
HelloFresh SE*	389	39,145
Henkel AG & Co. KGaA	247	18,224
LANXESS AG	188	10,851
LEG Immobilien SE	163	22,659
Merck KGaA	297	73,179
MTU Aero Engines AG	124	23,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	323	86,657
Puma SE	252	30,280
SAP SE	2,414	307,532
Symrise AG	295	41,340
Telefonica Deutschland Holding AG	2,506	6,651

(Cost $1,529,949)		1,550,555

Hong Kong - 1.5%
BOC Hong Kong Holdings Ltd.	8,536	25,786
ESR Cayman Ltd., 144A*	4,372	14,469
Hang Seng Bank Ltd.	1,729	30,606
HKT Trust & HKT Ltd.(a)	7,739	10,503
Hong Kong & China Gas Co. Ltd.	25,428	37,967
Hong Kong Exchanges & Clearing Ltd.	2,791	153,945
MTR Corp. Ltd.	3,763	20,080
Swire Pacific Ltd., Class A	1,081	5,983
Swire Properties Ltd.	2,436	5,787

(Cost $273,727)		305,126

Ireland - 1.0%
CRH PLC	1,828	88,312
DCC PLC	215	15,753
Kerry Group PLC, Class A	371	45,351
Kingspan Group PLC	357	41,068

(Cost $150,906)		190,484

Israel - 0.4%
Bank Hapoalim BM	2,629	25,709
Bank Leumi Le-Israel BM	3,428	33,185
CyberArk Software Ltd.*	84	14,519

(Cost $52,450)		73,413

Italy - 1.5%
Amplifon SpA	277	13,444
Assicurazioni Generali SpA	2,542	50,730
Enel SpA	18,687	141,076
Intesa Sanpaolo SpA	37,942	90,348

(Cost $302,154)		295,598

Japan - 24.1%
Aeon Co. Ltd.	1,500	34,935
Ajinomoto Co., Inc.	1,100	33,006
ANA Holdings, Inc.*	300	5,917
Asahi Kasei Corp.	3,000	28,310
Astellas Pharma, Inc.	4,400	68,958
Azbil Corp.	300	13,263
Bridgestone Corp.	1,300	52,724
Capcom Co. Ltd.	400	9,966
Central Japan Railway Co.	310	42,591
Chugai Pharmaceutical Co. Ltd.	1,498	48,550
CyberAgent, Inc.	1,012	18,654
Dai Nippon Printing Co. Ltd.	565	13,251
Daifuku Co. Ltd.	216	17,292
Dai-ichi Life Holdings, Inc.	2,400	48,340
Daikin Industries Ltd.	574	117,029
Daiwa House Industry Co. Ltd.	1,300	37,966
Denso Corp.	960	70,437
East Japan Railway Co.	729	44,853
Eisai Co. Ltd.	558	33,776
ENEOS Holdings, Inc.	7,000	26,102
Fast Retailing Co. Ltd.	128	75,980
FUJIFILM Holdings Corp.	850	66,858
Fujitsu Ltd.	459	75,978
Hankyu Hanshin Holdings, Inc.	500	14,818
Hikari Tsushin, Inc.	40	5,799
Hirose Electric Co. Ltd.	80	13,422
Hitachi Construction Machinery Co. Ltd.	200	5,813
Hitachi Metals Ltd.*	600	11,107
Hoshizaki Corp.	100	7,592
Hoya Corp.	850	134,898
Hulic Co. Ltd.	900	8,529
Ibiden Co. Ltd.	200	12,453
Inpex Corp.	2,500	20,631
Isuzu Motors Ltd.	1,300	17,540
ITOCHU Corp.	2,700	77,520

JFE Holdings, Inc.	1,200	13,908
JSR Corp.	400	14,937
Kajima Corp.	1,200	13,221
Kansai Paint Co. Ltd.	400	8,983
Kao Corp.	1,084	55,248
KDDI Corp.	3,700	107,534
Keio Corp.	239	10,756
Kikkoman Corp.	300	22,881
Kobayashi Pharmaceutical Co. Ltd.	80	6,285
Komatsu Ltd.	2,000	45,656
Kubota Corp.	2,400	50,074
Kurita Water Industries Ltd.	300	14,003
Kyowa Kirin Co. Ltd.	600	16,751
Lawson, Inc.	100	4,879
Lixil Corp.	500	12,281
Marubeni Corp.	3,600	32,260
Mazda Motor Corp.*	1,400	11,319
Mercari, Inc.*	250	15,170
Mitsubishi Chemical Holdings Corp.	2,900	22,787
Mitsubishi Estate Co. Ltd.	2,700	37,214
Mitsui Chemicals, Inc.	400	10,727
Mitsui Fudosan Co. Ltd.	2,100	43,204
Miura Co. Ltd.	200	7,019
Mizuho Financial Group, Inc.	5,490	67,788
MS&AD Insurance Group Holdings, Inc.	1,000	29,204
Murata Manufacturing Co. Ltd.	1,300	95,944
NEC Corp.	600	27,055
Nintendo Co. Ltd.	259	114,280
Nippon Building Fund, Inc. REIT	3	18,495
Nippon Express Co. Ltd.	150	8,547
Nippon Paint Holdings Co. Ltd.	1,650	17,336
Nippon Yusen KK	370	24,114
Nissin Foods Holdings Co. Ltd.	150	11,018
Nitori Holdings Co. Ltd.	194	30,806
Nitto Denko Corp.	350	24,352
Nomura Holdings, Inc.	7,100	29,852
Nomura Real Estate Holdings, Inc.	300	6,513
Nomura Real Estate Master Fund, Inc. REIT	10	14,215
Nomura Research Institute Ltd.	800	34,383
NTT Data Corp.	1,400	29,518
Obayashi Corp.	1,400	10,308
Odakyu Electric Railway Co. Ltd.	700	13,483
Omron Corp.	413	39,883
Oriental Land Co. Ltd.	465	73,060
ORIX Corp.	2,800	55,361
Orix JREIT, Inc. REIT	7	11,128
Osaka Gas Co. Ltd.	900	14,481
Otsuka Corp.	250	11,427
Pan Pacific International Holdings Corp.	1,000	17,051
Panasonic Corp.	5,100	55,808
Recruit Holdings Co. Ltd.	3,100	188,411
Resona Holdings, Inc.	4,900	17,935
Rohm Co. Ltd.	190	17,788
SCSK Corp.	300	5,694
Secom Co. Ltd.	440	29,699
Sekisui Chemical Co. Ltd.	700	11,374
Sekisui House Ltd.	1,400	27,249
Seven & i Holdings Co. Ltd.	1,700	68,183
SG Holdings Co. Ltd.	800	17,685
Sharp Corp.	500	5,592
Shimadzu Corp.	540	22,876
Shimizu Corp.	1,300	8,209
Shin-Etsu Chemical Co. Ltd.	818	136,880
Shionogi & Co. Ltd.	600	41,867
Shiseido Co. Ltd.	950	54,409
SoftBank Corp.	6,600	90,823
Sohgo Security Services Co. Ltd.	200	8,525
Sompo Holdings, Inc.	740	30,462
Sony Group Corp.	2,905	353,707
Stanley Electric Co. Ltd.	400	10,399
Sumitomo Chemical Co. Ltd.	3,900	17,998
Sumitomo Metal Mining Co. Ltd.	553	20,616
Sumitomo Mitsui Trust Holdings, Inc.	800	25,083
Suntory Beverage & Food Ltd.	300	10,582
Sysmex Corp.	350	43,648
T&D Holdings, Inc.	1,300	15,365
Taisei Corp.	374	10,903
Takeda Pharmaceutical Co. Ltd.	3,650	97,434
TDK Corp.	925	36,659
Terumo Corp.	1,450	59,101
Tobu Railway Co. Ltd.	400	9,036
Tokyo Century Corp.	100	4,773
Tokyo Electron Ltd.	343	180,766
Tokyo Gas Co. Ltd.	900	15,417
Tokyu Corp.	1,200	16,603
Toray Industries, Inc.	3,200	18,623
TOTO Ltd.	300	13,290
Toyo Suisan Kaisha Ltd.	250	10,128
Unicharm Corp.	900	38,744
USS Co. Ltd.	600	8,804
West Japan Railway Co.	550	23,725
Yakult Honsha Co. Ltd.	280	13,982
Yamaha Corp.	319	16,351
Yamaha Motor Co. Ltd.	700	17,626
Yaskawa Electric Corp.	601	26,942
Yokogawa Electric Corp.	500	9,402
Z Holdings Corp.	6,100	40,400

ZOZO, Inc.	300	9,551

(Cost $4,161,870)		4,736,684

Luxembourg - 0.1%
Tenaris SA
(Cost $13,296)	1,136	11,076

Netherlands - 7.2%
Aegon NV	4,226	18,604
Akzo Nobel NV	435	45,497
ASML Holding NV	956	752,821
ING Groep NV	8,974	123,315
JDE Peet’s NV	170	4,612
Koninklijke Ahold Delhaize NV	2,413	80,531
Koninklijke DSM NV	406	86,897
Koninklijke KPN NV	7,771	22,751
NN Group NV	564	27,895
Prosus NV*	2,139	170,751
Randstad NV	268	16,808
Wolters Kluwer NV	620	69,271

(Cost $877,276)		1,419,753

New Zealand - 0.6%
Auckland International Airport Ltd.*	2,903	15,565
Fisher & Paykel Healthcare Corp. Ltd.	1,414	31,986
Mercury NZ Ltd.	1,753	7,162
Meridian Energy Ltd.	2,862	9,227
Ryman Healthcare Ltd.	878	7,330
Spark New Zealand Ltd.	4,169	13,016
Xero Ltd.*	314	32,247

(Cost $110,774)		116,533

Norway - 1.0%
Aker BP ASA	254	7,984
DNB Bank ASA	2,146	46,682
Equinor ASA	2,240	56,225
Mowi ASA	1,037	23,469
Norsk Hydro ASA	3,035	19,620
Orkla ASA	1,871	17,007
Telenor ASA	1,611	23,666

(Cost $194,009)		194,653

Portugal - 0.1%
Galp Energia SGPS SA	1,140	10,610
Jeronimo Martins SGPS SA	586	12,674

(Cost $26,937)		23,284

Singapore - 1.4%
CapitaLand Integrated Commercial Trust REIT	11,465	17,643
Capitaland Investment Ltd.*	6,200	15,193
City Developments Ltd.	1,200	6,144
DBS Group Holdings Ltd.	4,147	90,341
Keppel Corp. Ltd.	3,600	13,390
Oversea-Chinese Banking Corp. Ltd.	7,800	62,461
Singapore Airlines Ltd.*	3,450	12,254
Singapore Exchange Ltd.	1,900	12,374
Singapore Telecommunications Ltd.	19,300	33,219
UOL Group Ltd.	1,200	6,021

(Cost $269,197)		269,040

Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	15,358	81,292
CaixaBank SA	9,928	25,412
Iberdrola SA	13,284	148,089
Industria de Diseno Textil SA	2,537	79,558
Naturgy Energy Group SA	447	12,227
Red Electrica Corp. SA	961	20,266
Repsol SA	3,436	37,867

(Cost $392,315)		404,711

Sweden - 3.4%
Alfa Laval AB	732	28,240
Assa Abloy AB, Class B(b)	2,301	64,354
Atlas Copco AB, Class A	1,555	95,102
Atlas Copco AB, Class B	899	46,660
Boliden AB	626	21,495
Electrolux AB, Class B(b)	567	12,653
Essity AB, Class B	1,415	44,970
Evolution AB, 144A	391	40,967
H & M Hennes & Mauritz AB, Class B(b)	1,703	30,026
Husqvarna AB, Class B	963	13,514
ICA Gruppen AB	242	14,241
Nibe Industrier AB, Class B	3,263	46,385
Sandvik AB	2,593	64,120
SKF AB, Class B	864	19,737
Svenska Cellulosa AB SCA, Class B	1,468	23,853
Tele2 AB, Class B(b)	1,157	16,460
Telefonaktiebolaget LM Ericsson, Class B	6,701	67,315
Telia Co. AB	5,996	23,066

(Cost $607,365)		673,158

Switzerland - 9.9%
ABB Ltd.	3,826	131,847
Adecco Group AG	352	16,280
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	61,109
Cie Financiere Richemont SA	1,202	177,559
Clariant AG*	450	8,777
Coca-Cola HBC AG*	475	14,592
Geberit AG	85	64,646
Givaudan SA	21	102,118
Kuehne + Nagel International AG	123	35,050
Lonza Group AG	171	137,295
Roche Holding AG	1,622	630,379
SGS SA	14	42,012
Sika AG	325	126,678

Sonova Holding AG	128	47,927
Straumann Holding AG	24	50,754
Swiss Life Holding AG	74	42,366
Swiss Re AG	693	64,732
Swisscom AG	61	33,644
Vifor Pharma AG	111	12,379
Zurich Insurance Group AG	347	142,152

(Cost $1,400,439)		1,942,296

United Kingdom - 13.4%
abrdn PLC	4,948	15,272
Ashtead Group PLC	1,041	83,241
Associated British Foods PLC	782	19,895
AstraZeneca PLC	3,577	391,651
Barratt Developments PLC	2,457	22,670
Berkeley Group Holdings PLC	261	14,793
British Land Co. PLC REIT	2,119	14,264
BT Group PLC*	20,568	43,157
Burberry Group PLC	910	21,159
CNH Industrial NV	2,356	38,864
Coca-Cola Europacific Partners PLC	475	23,451
Compass Group PLC*	4,088	79,098
Croda International PLC	324	43,358
Ferguson PLC	517	78,420
GlaxoSmithKline PLC	11,622	234,483
Informa PLC*	3,410	21,068
InterContinental Hotels Group PLC*	398	23,426
Intertek Group PLC	368	25,998
J Sainsbury PLC	3,946	14,440
JD Sports Fashion PLC	6,060	17,871
Johnson Matthey PLC	437	12,118
Kingfisher PLC	4,905	20,558
Land Securities Group PLC REIT	1,600	15,389
Legal & General Group PLC	13,755	51,300
Lloyds Banking Group PLC	163,294	101,106
Mondi PLC	1,093	24,865
National Grid PLC	8,322	110,827
Next PLC	312	32,452
Ocado Group PLC*	1,146	27,223
Reckitt Benckiser Group PLC	1,647	133,136
RELX PLC	4,468	138,144
Rentokil Initial PLC	4,242	34,436
Schroders PLC	283	12,865
Segro PLC REIT	2,781	51,841
Spirax-Sarco Engineering PLC	169	34,947
St James’s Place PLC	1,196	24,502
Standard Chartered PLC	6,177	34,013
Taylor Wimpey PLC	8,397	17,541
Tesco PLC	17,814	65,224
Unilever PLC	5,994	306,021
Vodafone Group PLC	63,171	91,381
Whitbread PLC*	504	18,690
WPP PLC	2,764	38,104

(Cost $2,559,317)		2,623,262

TOTAL COMMON STOCKS (Cost $16,924,024)		19,479,196

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	105	8,202
Henkel AG & Co. KGaA	403	31,617

(Cost $51,423)		39,819

TOTAL PREFERRED STOCKS (Cost $51,423)		39,819

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	2,032

EXCHANGE-TRADED FUNDS - 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF(b)
(Cost $28,343)	350	26,960

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $126,935)	126,935	126,935

TOTAL INVESTMENTS - 100.2%
(Cost $17,130,725)		$19,674,942
Other assets and liabilities, net - (0.2%)		(44,821)

NET ASSETS - 100.0%		$19,630,121

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
61,137	65,798 (e)	—	—	—	5	—	126,935	126,935
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
2,532	45,122	(47,654)	—	—	0	—	—	—

63,669	110,920	(47,654)	—	—	5	—	126,935	126,935

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $165,972, which is 0.8% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $50,720.

(e)	Represents the net increase(purchase cost) or decrease(sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds and Securities Lending Collateral
Financials	$3,235,428	16.6%
Industrials	3,005,005	15.4
Health Care	2,850,211	14.6
Consumer Discretionary	2,387,300	12.2
Information Technology	1,921,265	9.8
Consumer Staples	1,824,207	9.4
Materials	1,657,967	8.5
Communication Services	944,186	4.8
Utilities	599,211	3.1
Real Estate	564,417	2.9
Energy	531,850	2.7

Total	$19,521,047	100.0%

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
EURO STOXX 50 Futures	EUR	1	$45,657	$45,891	12/17/2021	$234
MINI TOPIX Index Futures	JPY	2	35,611	33,396	12/09/2021	(2,215)

Total net unrealized depreciation						$(1,981)

(f)	The amount represents the unrealized appreciation(depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$19,479,196	$—	$—	$19,479,196
Preferred Stocks	39,819	—	—	39,819
Warrants	2,032	—	—	2,032
Exchange-Traded Funds	26,960	—	—	26,960
Short-Term Investments(g)	126,935	—	—	126,935
Derivatives(h)
Futures Contracts	234	—	—	234

TOTAL	$19,675,176	$—	$—	$19,675,176

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(2,215)	$—	$—	$(2,215)

TOTAL	$(2,215)	$—	$—	$(2,215)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.